Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Fundamental Equity Growth Funds
Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares
of the
Goldman Sachs Flexible Cap Fund
(the “Fund”)
Supplement dated December 15, 2023 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated December 29, 2022, as supplemented to date
At a meeting held on December 12‑13, 2023, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs Trust approved a change to the Fund’s name. This change will not affect the Fund’s investment objective, principal investment strategy or current portfolio holdings. The Fund’s name will change to the “Goldman Sachs Enhanced Core Equity Fund.” This change will become effective after the close of business on February 13, 2024 (the “Effective Date”).
Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:
All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Flexible Cap Fund” are replaced with the “Goldman Sachs Enhanced Core Equity Fund.”

Goldman Sachs Flexible Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Fundamental Equity Growth Funds
Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares
of the
Goldman Sachs Flexible Cap Fund
(the “Fund”)
Supplement dated December 15, 2023 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated December 29, 2022, as supplemented to date
At a meeting held on December 12‑13, 2023, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs Trust approved a change to the Fund’s name. This change will not affect the Fund’s investment objective, principal investment strategy or current portfolio holdings. The Fund’s name will change to the “Goldman Sachs Enhanced Core Equity Fund.” This change will become effective after the close of business on February 13, 2024 (the “Effective Date”).
Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:
All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Flexible Cap Fund” are replaced with the “Goldman Sachs Enhanced Core Equity Fund.”